Employee compensation and benefits - Movement on HSBC share awards (Details) - Conditional share awards shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards outstanding at 1 Jan (in shares)	109,364	103,473
Additions during the year (in shares)	90,190	75,549
Released in the year (in shares)	(67,718)	(63,635)
Forfeited in the year (in shares)	(5,590)	(6,023)
Share awards outstanding at 31 Dec (in shares)	126,246	109,364
Weighted average fair value of awards granted (in dollars per share) | $ / shares	$ 5.60	$ 6.49